Plant and equipment - Summary of Detailed Information about Property Plant and Equipment (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 26,389,463	$ 5,602,580
Ending Balance	70,402,519	26,389,463	$ 5,602,580
Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	26,389,463	5,602,580	1,060,792
Ending Balance		26,389,463	5,602,580
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,576,230
Additions	45,163,837
Transfers from Assets under construction	0
Ending Balance	73,740,067	28,576,230
Gross carrying amount [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,576,230	6,237,298	1,246,396
Additions		22,379,255	5,107,663
Disposals		(40,323)	(150,690)
Foreign Exchange on Translation			33,929
Ending Balance		28,576,230	6,237,298
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,186,767)
Depreciation expensed	(1,150,781)
Ending Balance	(3,337,548)	(2,186,767)
Accumulated depreciation and amortisation [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,186,767)	(634,718)	(185,604)
Depreciation expensed		(1,562,107)	(494,516)
Disposals		10,058	43,744
Foreign Exchange on Translation			1,658
Ending Balance		(2,186,767)	(634,718)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	15,638,165
Ending Balance	57,273,013	15,638,165
Assets under construction [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	15,638,165
Additions	43,648,651
Transfers from Assets under construction	(2,013,803)
Ending Balance	57,273,013	15,638,165
Assets under construction [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Depreciation capitalized into Inventory	0
Ending Balance	0	0
Plant Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,725,719
Ending Balance	5,665,403	4,725,719
Plant Equipment [Member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	20,551,512	3,960,216	872,540
Ending Balance		20,551,512	3,960,216
Plant Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,275,419
Additions	12,622
Transfers from Assets under construction	1,668,065
Ending Balance	7,956,106	6,275,419
Plant Equipment [Member] | Gross carrying amount [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	22,109,857	4,434,874	1,043,231
Additions		17,674,983	3,519,013
Disposals			(150,690)
Foreign Exchange on Translation			23,320
Ending Balance		22,109,857	4,434,874
Plant Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,549,700)
Depreciation expensed	(741,003)
Ending Balance	(2,290,703)	(1,549,700)
Plant Equipment [Member] | Accumulated depreciation and amortisation [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,558,345)	(474,658)	(170,691)
Depreciation expensed		(1,083,687)	(350,173)
Disposals			43,744
Foreign Exchange on Translation			2,462
Ending Balance		(1,558,345)	(474,658)
Storage Containers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	53,447
Ending Balance	74,726	53,447
Storage Containers [Member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	53,447	60,209	52,213
Ending Balance		53,447	60,209
Storage Containers [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	67,619
Additions	0
Transfers from Assets under construction	25,733
Ending Balance	93,352	67,619
Storage Containers [Member] | Gross carrying amount [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	67,619	67,619	53,610
Additions			13,914
Foreign Exchange on Translation			95
Ending Balance		67,619	67,619
Storage Containers [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,172)
Depreciation expensed	(4,454)
Ending Balance	(18,626)	(14,172)
Storage Containers [Member] | Accumulated depreciation and amortisation [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,172)	(7,410)	(1,397)
Depreciation expensed		(6,762)	(5,977)
Foreign Exchange on Translation			(36)
Ending Balance		(14,172)	(7,410)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	129,984
Ending Balance	168,652	129,984
Vehicles [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	129,984	132,777	88,520
Ending Balance		129,984	132,777
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	179,298
Additions	62,000
Transfers from Assets under construction	0
Ending Balance	241,298	179,298
Vehicles [member] | Gross carrying amount [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	179,298	157,604	90,707
Additions		62,017	68,243
Disposals		(40,323)
Foreign Exchange on Translation			(1,346)
Ending Balance		179,298	157,604
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(49,314)
Depreciation expensed	(23,332)
Ending Balance	(72,646)	(49,314)
Vehicles [member] | Accumulated depreciation and amortisation [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(49,314)	(24,827)	(2,187)
Depreciation expensed		(34,545)	(22,408)
Disposals		10,058
Foreign Exchange on Translation			(232)
Ending Balance		(49,314)	(24,827)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,654,520
Ending Balance	6,632,617	5,654,520
Leasehold improvements [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,654,520	1,449,378	47,519
Ending Balance		5,654,520	1,449,378
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,219,456
Additions	1,278,253
Transfers from Assets under construction	10,450
Ending Balance	7,508,159	6,219,456
Leasehold improvements [member] | Gross carrying amount [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,219,456	1,577,201	58,848
Additions		4,642,255	1,506,493
Foreign Exchange on Translation			11,860
Ending Balance		6,219,456	1,577,201
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(564,936)
Depreciation expensed	(310,606)
Ending Balance	(875,542)	(564,936)
Leasehold improvements [member] | Accumulated depreciation and amortisation [member] | Li Cycle Holdings Corp [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(564,936)	(127,823)	(11,329)
Depreciation expensed		(437,113)	(115,958)
Foreign Exchange on Translation			(536)
Ending Balance		(564,936)	$ (127,823)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	187,628
Ending Balance	588,108	187,628
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	196,273
Additions	162,311
Transfers from Assets under construction	309,555
Ending Balance	668,139	196,273
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(8,645)
Depreciation expensed	(71,386)
Ending Balance	$ (80,031)	$ (8,645)